Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 1,125	£ 559
Current financial investments	6,140	3,699
Borrowings	(45,176)	(47,072)
Financing derivatives	(629)	(793)
Net debt (net of related derivative financial instruments)	(38,540)	(43,607)
Derivative liabilities	715	876
Derivatives | Capital expenditure prepayments
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 58	£ 36